WARRANTS (Schedule of Outstanding Warrants) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
No. of underlying shares	40,000,000	80,000,000	160,000,000	360,000,000
Total fair value	$ 3,346,000	$ 5,548,000		$ 14,889,000
Warrants exercised (in shares)		40,000,000	200,000,000
Proceeds from exercise of warrants		$ 5,940,000	$ 27,820,000
NGP and Fit Run Limited [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)			80,000,000
Proceeds from exercise of warrants			$ 10,000,000
Other Warrant Holders [Member]
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)		40,000,000	120,000,000
Proceeds from exercise of warrants		$ 5,940,000	$ 17,800,000
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				120,000,000
Price per share				$ 0.1485
Fair value per warrant				$ 0.0372
Total fair value				$ 4,470,000
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				40,000,000
Price per share				$ 0.1485
Fair value per warrant				$ 0.0681
Total fair value				$ 2,723,000
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				40,000,000
Price per share				$ 0.1485
Fair value per warrant				$ 0.0837
Total fair value				$ 3,346,000
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				40,000,000
Price per share				$ 0.1985
Fair value per warrant				$ 0.0537
Total fair value				$ 2,148,000
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				40,000,000
Price per share				$ 0.1750
Fair value per warrant				$ 0.0550
Total fair value				$ 2,202,000
Warrants Issued During 2012 [Member]
Class of Warrant or Right [Line Items]
No. of underlying shares				280,000,000
Total fair value				$ 14,889,000